Summary of Significant Accounting Policies - Schedule of Securities and Other Investments Owned and Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned at fair value:	$ 245,475		$ 215,225
Total securities and other investments owned	315,466	[1]	282,325	[1]	$ 809,049
Total securities sold not yet purchased	22,375		5,675		8,601
Equity securities [Member]
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned at fair value:	178,711		165,408
Total securities sold not yet purchased	18,132				1,037
Corporate bonds [Member]
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned at fair value:	33,048		29,027		59,287
Total securities sold not yet purchased	1,954		1,891		5,971
Other fixed income securities [Member]
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned at fair value:	10,141		4,923		2,989
Total securities sold not yet purchased	2,289		3,784		1,593
Partnership interests and other [Member]
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned at fair value:	23,575		15,867		$ 35,196
Equity securities valued under the measurement alternative [Member]
Schedule of Securities and Other Investments Owned and Securities[Line Items]
Total securities and other investments owned	$ 69,991		$ 67,100

[1]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).